Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 108,676.0	$ 1,669.1	₨ 84,273.5	₨ 68,947.3
Deferred tax (benefit) expense	(10,403.5)	(159.8)	(5,048.6)	(1,410.4)
Income tax expense	₨ 98,272.5	$ 1,509.3	₨ 79,224.9	₨ 67,536.9